FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial Instruments [Abstract]
Total equity	$ 44,108	$ 40,855	$ 32,325	$ 27,570
Net debt (including 67 cash and debt classified as held for sale as of December 31, 2018)	$ 10,196	$ 10,142
Gearing	23.10%	24.80%
Net debt classified as held for sale	$ 67